Unaudited Interim Condensed Consolidated Statement of Comprehensive Income	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 MYR (RM) RM / shares shares	Jun. 30, 2025 MYR (RM) RM / shares shares
Profit or loss [abstract]
Revenue from contract services	$ 10,440,513	RM 42,571,195	RM 38,289,161
Revenue from sales of goods	1,159,770	4,728,963	2,507,413
Revenue from contract services – related parties	8,758,584	35,713,128	14,669,420
Total revenue	20,358,867	83,013,286	55,465,994
Cost of sales from contract services	(17,177,787)	(70,042,430)	(46,953,622)
Cost of sales from sales of goods	(956,228)	(3,899,015)	(2,262,004)
Cost of sales for contract services – related party	(105,667)	(430,856)	(386,972)
Total cost of sales	(18,239,682)	(74,372,301)	(49,602,598)
Gross profit	2,119,185	8,640,985	5,863,396
Selling and administrative	(1,582,901)	(6,454,283)	(6,127,228)
Selling and administrative to related party			(216,352)
(Loss)/profit from operation before income tax	536,284	2,186,702	(480,184)
Other income	174,123	709,986	848,670
Other income from related party
Finance cost	(602,984)	(2,458,672)	(2,090,193)
Finance cost – related parties	(1,683)	(6,862)	(59,223)
Share of results of an associate	165,763	675,897
(Loss)/profit before income tax	271,503	1,107,051	(1,780,930)
Income tax expense	(77,319)	(315,266)	(148,668)
Net (loss)/profit for the period	194,184	791,785	(1,929,598)
(Loss)/profit attributable to:
Equity owners of the Company	194,184	791,785	(1,929,598)
Non-controlling interests
Net (loss)/profit for the period	194,184	791,785	(1,929,598)
Other comprehensive (expense)/income:
Currency translation arising from consolidation	1,325	5,404	(270,178)
Total comprehensive (expense)/income for the period	195,509	797,189	(2,199,776)
Total comprehensive (expense)/profit attributable to:
Equity owners of the Company	195,509	797,189	(2,199,776)
Non-controlling interests
Total comprehensive (expense)/income for the period	$ 195,509	RM 797,189	RM (2,199,776)
Basic and diluted net (loss)/earnings per share:
Basic (restated) | (per share)	$ 0.24	RM 0.97	RM (10.73)
Diluted (restated) | (per share)	$ 0.01	RM 0.03	RM (7.29)
Weighted average number of common shares outstanding – Basic and diluted:
Basic (restated)	816,406	816,406	179,848
Diluted (restated)	23,079,057	23,079,057	264,794